Long term investments (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jan. 25, 2021	Dec. 31, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) Vote shares	Jan. 31, 2018 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Oct. 31, 2023	Dec. 15, 2022 shares
Long-term investments
Ordinary shares acquired | shares									24,203,643
Equity Securities without Readily Determinable Fair Value, Amount						¥ 156,002		¥ 170,405
Equity securities without readily determinable fair value, impairment loss		¥ 8,400				14,403		0	¥ 8,400
Unrealized investment gain (loss)						4,851	$ 665	(68,031)	(97,827)
Share of (loss) income in equity method investments						(24,658)	$ (3,378)	6,253	(3,586)
Beijing Pengtai Interactive Advertising Co Ltd
Long-term investments
Total consideration					¥ 13,328
Equity Method Investment, Ownership Percentage					49.00%
Share of (loss) income in equity method investments						619		9,483	8,412
Hunter Gcsea Limited
Long-term investments
Equity Method Investment, Ownership Percentage										51.00%
Share of (loss) income in equity method investments						9,855
Others
Long-term investments
Impairment losses remaining equity interest						26,115
ABG Hunter LLC | Hunter Gcsea Limited
Long-term investments
Equity Method Investment, Ownership Percentage										49.00%
Beijing Pengtai | Beijing Pengtai Interactive Advertising Co Ltd
Long-term investments
Equity Method Investment, Ownership Percentage					51.00%
iClick
Long-term investments
Percentage of interest of total outstanding shares	4.00%
Percentage of interest of voting equity	10.00%
Unrealized investment gain (loss)						15,030		65	(102,035)
Fosun Fashion Group (Cayman) Limited
Long-term investments
Unrealized investment gain (loss)						¥ (10,179)		¥ (68,096)	¥ 4,208
Class B ordinary shares | iClick
Long-term investments
Number of shares subscribed | shares				649,349
Subscription price | $				$ 17,200
Number of votes per share | Vote				20
Class B ordinary shares | Fosun Fashion Group (Cayman) Limited
Long-term investments
Preferred shares issued | shares			4,908,939								4,908,939
Ordinary shares acquired | shares		300,000
Percentage of interest of voting equity			1.57%
Subscription price			¥ 76,716
Conversion of preferred to ordinary shares | shares											1,321,790
Total consideration		¥ 21,170
ADR
Long-term investments
Ordinary shares acquired | shares						4,777,000	4,777,000
ADR | iClick
Long-term investments
Number of shares subscribed | shares				2,471,468
Subscription price | $				$ 32,800
Class A ordinary shares
Long-term investments
Ordinary shares acquired | shares						14,331,000	14,331,000
Class A ordinary shares | iClick
Long-term investments
Number of ADS per share | shares				2